FINANCIAL LIABILITY	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
FINANCIAL LIABILITY

NOTE 6 – FINANCIAL LIABILITY

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)

Warrant liabilities, net of debt issuance costs	$141,386	$363,932

On January 21, 2022 (the “Initial Closing Date”), the Company closed an initial $5,000,000 tranche (the “First Tranche”) of a total then anticipated $7,000,000 private placement with L1 Capital Global Opportunities Master Fund (“L1 Capital”) pursuant to the terms of a Securities Purchase Agreement, dated January 21, 2022, between the Company and L1 Capital (the “Purchase Agreement”). In connection with the closing of the First Tranche, the Company issued to the L1 Capital (i) a 6% Original Issuance Discount Senior Convertible Note in a principal amount of up to $7,000,000 (the “Note”) and (ii) a five-year Ordinary Share Purchase Warrant (the “Initial Warrant”) to purchase up to 383,620 Ordinary Shares at an exercise price of $6.00 per share, subject to adjustment. As of the date of the original Purchase Agreement, a second tranche (the “Second Tranche”) of funding under the Note in the amount of $2,000,000 (the “Second Tranche Amount”) was contemplated. The Note was subject to a deduction of a 6.0% original issuance discount. Except as upon an Event of Default (as defined in the Note), the Note did not bear interest.

Beginning 120 days after the Initial Closing Date, the Company was required to commence monthly installment payments of the Note through maturity (or 14 payments) (“Monthly Payments”), which Monthly Payments could be made, at the Company’s election, in cash or Ordinary Shares (or a combination of cash and Ordinary Shares), with such Ordinary Shares being issued at a valuation equal to the lesser of: (i) $6.00 per share or (ii) 90% of the average of the two lowest closing bid prices of the Ordinary Shares for the ten (10) consecutive trading days ending on the trading day immediately prior to the payment date, with a floor price of $1.20 per share. In addition, at any time following the date of effectiveness of a Registration Statement covering the applicable Ordinary Shares underlying the Note (such Registration Statement was declared effective on June 1, 2022), the Note is convertible (in whole or in part), at the option of L1 Capital, into such number of fully paid and non-assessable Ordinary Shares determined by dividing (x) that portion of the outstanding principal amount of the Note that L1 Capital elects to convert by (y) $6.00 per share, which price was subject to adjustment as provided in the Note. Upon the occurrence of any Event of Default that has not been remedied, the Company would be obligated to pay to L1 Capital an amount equal to one hundred twenty percent (120%) of the outstanding principal amount of the Amended Note on the date on which the first Event of Default has occurred.

On March 4, 2022, the Company and L1 Capital entered into a First Amendment to the Purchase Agreement and an Amended and Restated Senior Convertible Promissory Note (the “Amended Note”) pursuant to which, among other items, Second Tranche Amount was increased from $2,000,000 to $5,000,000. Upon the funding of the Second Tranche Amount, L1 Capital was entitled to receive an additional five-year Ordinary Share Purchase Warrant (the “Second Warrant”) to purchase up to 383,620 Ordinary Shares at $6.00 per share (subject to adjustment).

On May 16, 2022, the Company and L1 Capital entered into a Second Amended and Restated Senior Convertible Promissory Note which amends and restates the Amended Note in its entirety (the “Second Amended Note” and collectively with the Note and the Amended Note, the “Notes”). Among other matters, the Second Amended Note provided for an accelerated funding of the Second Tranche Amount, which was funded to the Company on May 23, 2022, at which time the Second Warrant was issued to L1 Capital.

Accounting for warrants

The Warrants were issued in conjunction with the convertible note by a separate contract, and legally detachable and separately transferrable. The Warrants were exercisable via “cashless” exercise if there is not an effective registration statement covering resale of the Ordinary Shares under the Warrants. The exercise price per Ordinary Share under the Warrants was $6.00 and subject to certain adjustments which do not meet the criteria for equity treatment in accordance with the guidance contained in ASC 815-40-15-7E. Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value. This warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the consolidated statements of operations.

The Company recognized $915,644 for warrant liabilities upon issuance of the Initial Warrant on January 24, 2022. The Company recognized $4,833,325 for warrant liabilities upon issuance of the Second Warrant on May 23, 2022.

The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of the Warrants at each reporting period since the Warrants are not actively traded. The estimated fair value of the Warrant liabilities is determined using Level 3 inputs in accordance with ASC 820, “Fair Value Measurement”. Inherent in the Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical volatility of its own stock price during the period that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2025	June 30, 2026
Exercise price	$6.00	$6.00	$6.00	$6.00	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$4.66	$2.71	$2.78	$2.93	$2.74
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant	3.10 for Initial Warrant and 3.40 for Second Warrant	2.09 for Initial Warrant and 2.44 for Second Warrant	1.08 for Initial Warrant and 1.41 for Second Warrant	0.58 for Initial Warrant and 0.91 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%	82.40%	107.66% for the Initial Warrant and 111.22% for the Second Warrant	86.29% for the Initial Warrant and 106.15% for the Second Warrant	106.83% for the Initial Warrant and 88.16% for the Second Warrant
Risk-free interest rate	1.53%	2.88%	3.99%	4.01%	4.25%	3.48%	4.01% for the Initial Warrant and 3.98% for the Second Warrant
Dividend yield (per share)	-	-	-	-	-	-

During the year ended December 31, 2022, L1 Capital exercised the Initial Warrant for 325,000 at $6.00 per share with the Company receiving $1,950,000 proceeds from exercise of these warrants. During six months ended June 30, 2026, no warrants were exercised. As of June 30, 2026 and December 31, 2025, there remainn warrants to purchase 442,240 shares issued and outstanding.

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325

50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)

Change in fair value of warrant liabilities	(2,878,660)
Balance as of December 31, 2022	$1,389,643
Change in fair value of warrant liabilities for the year	(907,424)
Balance as of December 31, 2023	$482,219
Change in fair value of warrant liabilities	96,709
Balance as of December 31, 2024	$578,928

Change in fair value of warrant liabilities	(214,996)
Balance as of December 31, 2025	$363,932
Change in fair value of warrant liabilities	(222,546)
Balance as of June 30, 2026	141,386